Schedule I-Condensed Financial Information of the Registrant (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Statements of Comprehensive (Loss) Income
Net income attributable to LIN Media LLC	$ 156,601	$ (7,601)	$ 48,781
Pension net gain (loss), net of tax of $5,705, $1,523 and $(7,291) for the years ended December 31, 2013, 2012 and 2011, respectively	8,738	2,424	(11,212)
Amortization of pension net losses, net of tax of $734, $609 and $379 for the years ended December 31, 2013, 2012 and 2011, respectively, reclassified	1,120	969	374
Comprehensive income (loss) attributable to reporting entity	167,971	(3,652)	37,739
Pension net gain (loss), tax	5,705	1,523	(7,291)
Amortization of pension net losses, tax	734	609	379
LIN Media LLC
Condensed Statements of Comprehensive (Loss) Income
Net income attributable to LIN Media LLC	158,113	(7,045)	48,577
Pension net gain (loss), net of tax of $5,705, $1,523 and $(7,291) for the years ended December 31, 2013, 2012 and 2011, respectively	8,738	2,424	(11,212)
Amortization of pension net losses, net of tax of $734, $609 and $379 for the years ended December 31, 2013, 2012 and 2011, respectively, reclassified	1,120	969	374
Comprehensive income (loss) attributable to reporting entity	$ 167,971	$ (3,652)	$ 37,739